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January 23, 2023

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Morgan Stanley Institutional Liquidity Funds (the “Fund”)
File Nos. 333-104972; 811-21339
Post-Effective Amendment No. 45

Dear Sir or Madam:

We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(b) thereunder a copy of Post-Effective Amendment No. 45 to the Registration Statement of this Fund on Form N-1A.

The Registration Statement is marked to reflect all changes from the Prospectus and Statement of Additional Information filed pursuant to Rule 485(a) on November 23, 2022.

We hereby represent that Post-Effective Amendment No. 45 does not contain any disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act of 1933.

If you have any questions, please feel free to contact me at 212.698.3526 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Allison Fumai
Allison Fumai